DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
General. The RTX Savings Plan (the Plan) is a defined contribution savings plan sponsored by RTX Corporation (RTX, the Company, Employer, or the Plan Sponsor). It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). Eligible participants of the Company are generally eligible to participate in the Plan immediately upon employment with RTX. The following description of the Plan provides only general information. Participants should refer to the Plan document for a complete description of the Plan's provisions, which can vary by participant location.
Trustee and Recordkeeper. State Street Bank and Trust (Trustee) is the Plan Trustee and custodian. Alight Solutions LLC is the Plan recordkeeper and performs participant account recordkeeping services.
On November 3, 2025, the Plan Sponsor approved a transition of recordkeeping services from Alight Solutions LLC to Fidelity Workplace Services. The transition is currently expected to occur during 2027.
Contributions and Vesting. The percentage of eligible compensation that participants may elect to contribute, through payroll deductions, varies depending on the provisions of the Plan specific to a participant's location, but is generally any whole percentage up to 50%. Participants direct the investment of their contributions into various investment options offered by the Plan through the RTX Savings Plan Master Trust (Master Trust). Participants may generally elect to make their contributions on a pre-tax, traditional after-tax, and/or Roth 401(k) basis.
Through the Master Trust, the Plan offers a stable value fund, a Government/Credit Bond Index Fund, four equity index funds (US large capitalization, US small company, international developed markets, international emerging markets), one multi-asset class fund (inflation sensitive assets), two employer stock funds (RTX Stock Fund and RTX ESOP Fund, which was available only for Company matching contributions until shares were depleted in the leveraged Employee Stock Ownership Plan (ESOP)), a suite of thirteen target-date retirement funds, and a brokerage window that offers participants the ability to invest in mutual funds and exchange traded products. The Plan also offers the Lifetime Income Strategy (LIS) investment option. The LIS includes an insurance component and is intended to provide participants with a guaranteed stream of retirement income. The LIS is the Plan's qualified default investment option. The multi-market risk parity fund, which was a second multi-asset class fund, was removed as an investment option during 2025. In addition, the Master Trust includes a money market fund that is primarily used for transitioning or merging plans, and is not an investment option.
Participant contributions, plus actual earnings (losses) thereon, are fully vested at all times under the Plan. Certain new participants in the Plan are automatically enrolled at a pre-tax deferral rate of 6% of eligible compensation, per the provisions of the Plan. Generally, the contribution rate automatically increases by 1% each year thereafter until it reaches 10%. For certain employees, automatic enrollment and automatic contribution rate increases vary based on the provisions of the Plan document. Participants may opt out of automatic enrollment at any time. Participants may also opt in or out of automatic contribution rate increases at any time.
Generally, RTX matches 100% of the first 3%, and 33.3% thereafter, up to 6%, of eligible compensation that a participant contributes each pay period. Company matching contributions are funded by Company stock and/or made in cash. For employees whose matching contributions are funded by Company stock, opportunities exist to diversify the stock holdings into the Plan's other investment options to reduce unintended concentration of participants' balances in Company stock. The Company utilizes a non-leveraged ESOP to make Company matching contributions. Company matching contributions funded by stock from the non-leveraged ESOP are invested in the RTX Stock Fund and, at the participant's election, can be diversified once per calendar quarter in accordance with the participant's investment elections (regardless of vesting status). See Note 7 for additional information about the non-leveraged ESOP. Company matching contributions, plus actual earnings and dividends thereon, generally become fully vested after two years of continuous service. Participants should refer to the Plan documents for a complete description of the Plan's matching provisions, which can vary by participant location.
The Plan also provides a Company retirement contribution, an automatic non-elective Company contribution, contributed in cash to certain eligible employees. Contributions as a percentage of the participant's eligible compensation, as defined in the Plan, will equal 3% to 7% based upon employee age as of December 31 of the current Plan year. Such contributions will be made regardless of an employee's election to participate in the Plan. Company retirement contributions are generally subject to the same terms and conditions applicable to Company matching contributions, provided, however, that the Company retirement contributions shall not be available for loans. Participants should refer to the Plan documents for a complete description of the Plan's Company retirement contribution provisions, which can vary by participant location.
Participants may also participate in the Student Loan Repayment Contribution (SLRC) program in the Plan. An SLRC participant who makes qualified student loan repayments may receive a SLRC employer contribution in an amount equal to the Company match the participant would otherwise be eligible to receive, reduced for any other Company matching contributions made during the year. Such SLRC employer contributions would be made in the following year.
Participant Accounts. Each participant account is credited with (a) the participant contributions, (b) Company contributions, and (c) Plan earnings and losses, or an allocation of Plan earnings (losses), reduced by expense charges/allocations. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Forfeited balances of terminated participants' non-vested Company contribution amounts are used to reduce future RTX contributions and to pay Plan expenses. For the year ended December 31, 2025, amounts forfeited from non-vested accounts for the Plan totaled approximately $16.7 million, and approximately $28.7 million of forfeitures were used to fund RTX's contributions. As of December 31, 2025, the forfeited balance of non-vested accounts was fully utilized to reduce RTX contributions and to pay Plan expenses, resulting in an ending forfeiture balance of zero. As of December 31, 2024, the balance of forfeited non-vested accounts for the Plan was $9.5 million.
Voting Rights. RTX common stock held in the RTX Stock Fund and/or RTX ESOP Fund are voted by the Trustee at RTX shareowner meetings in accordance with the confidential instructions of the participants whose accounts are invested in these funds. All shares of Company stock in the RTX Stock Fund or in participants' ESOP accounts, for which the Trustee receives voting instructions from participants to whose accounts the shares are allocated, are voted in accordance with those instructions. All Company stock in the RTX Stock Fund for which the Trustee does not receive timely voting instructions are voted by the Trustee in accordance with the timely instructions it receives with respect to a plurality of the shares in the RTX Stock Fund. All Company stock in the RTX ESOP Fund that has been allocated to participants' ESOP accounts, but for which the Trustee does not receive timely voting instructions, are voted by the Trustee in accordance with the timely instructions it receives with respect to a plurality of the shares that are allocated to participants' ESOP accounts.
Notes Receivable from Participants. Under the terms of the Plan, certain participants are allowed to borrow up to the lesser of 50% of their vested account balance (excluding company retirement contributions) or $50,000, less the participant's highest outstanding loan balance over the previous 12 months. Minimum loan amounts start at $1,000, and participants must generally repay their loan within one to five years, except if the loan is used to acquire the participant's primary residence. Participants may have two loans outstanding at a time. Loans are secured by the balance in the participant's account, and bear interest at the prime rate published in the Wall Street Journal plus 1%. Interest rates generally remain fixed for the term of the loan. At both December 31, 2025 and 2024, the interest rates on the outstanding loans ranged from approximately 3.25% to 10.5%. Principal and interest are paid ratably through payroll deductions by active participants or through direct payment by inactive participants. The Plan's balance of Notes receivable from participants as of December 31, 2025 and 2024 includes remaining participant balances from certain other plans previously transferred into the Plan.
Payment of Benefits. Generally, upon termination, benefits may be left in the Plan or paid in a lump sum to a terminating participant. A participant terminating due to retirement, who is invested in funds other than the LIS, may elect to receive benefits in installments over two to twenty years. At the participant's election, if applicable, the portion of a lump sum distribution attributable to an investment in the RTX Stock Fund and RTX ESOP Fund may be paid in shares of RTX common stock instead of cash. Distributions in RTX common stock for the year ended December 31, 2025 for the Plan were approximately $197 million at fair value as of the respective transaction date. Participants are also eligible for hardship withdrawals in accordance with the Plan document.
All separated and active participants age 59 1/2 or older are permitted to select a specific fund or funds from which to receive benefits.
Retiring participants invested in the LIS can receive a lifetime guaranteed annual income benefit, which is calculated based on participants’ accumulated balances at retirement in the Secure Income Portfolio, the insured component of the LIS. The annual income benefit is secured with insurance contracts and is guaranteed for life, even if the participant's balance in the LIS becomes exhausted during retirement. Payment can be taken monthly or as-needed, however, participants cannot carry forward unused portions of a given year's annual income benefit, and amounts withdrawn in excess of a given year's annual income benefit will reduce the future income benefit amount.